Market risk (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of NIM and EVE Sensitivity of Interest Rate Risk
The table below shows how our base case income and valuation would be affected by a 50 basis point parallel shift (both up and down) applied instantaneously to the yield curve at 31 December 2020 and 31 December 2019. Sensitivity to parallel shifts represents the amount of risk in a way that we think is both simple and scalable. 50 basis points is the stress we typically focus on for banking market risk controls, although we also monitor sensitivities to other parallel and non-parallel shifts as well as scenarios.

	2020		2019
	+50bps	-50bps	+50bps	-50bps
	£m	£m	£m	£m
NIM sensitivity (audited)	225	(15)	99	56
EVE sensitivity	367	(585)	10	(88)

Disclosure Of Detailed Information About Risk Metrics Covering The Portfolio Of Securities Held For Liquidity And Investment Purpose Explanatory	The table below shows the risk metrics covering the portfolios of securities we hold for liquidity and investment purposes.

	2020	2019
	£m	£m
VaR	7	3
Worst three month stressed loss	93	102